SHAREHOLDERS' EQUITY (Details) - USD ($) $ / shares in Units, $ in Thousands			6 Months Ended
	Jun. 08, 2020	Mar. 04, 2020	Jun. 30, 2020	Feb. 04, 2020
Class of Stock [Line Items]
Dividend payable Percent Per Share				$ 0.13
Dividends paid		$ 3,866
Issuance of ordinary shares, Value	$ 85,379		$ 85,379
Share price	$ 35
Issuance of ordinary shares, Shares	2,600,000
Deducting commissions and other offering expenses	$ 606